Organization and principal activities - Effect the transfer of the Pintec Business to the Group (Details)	1 Months Ended		12 Months Ended
	Dec. 31, 2017	Apr. 30, 2017 subsidiary company	Dec. 31, 2018 entity subsidiary shareholder
Effect the transfer of the Pintec Business to the Group
Number of founding shareholders | shareholder			1
Number of dormant holding companies | company		4
Number of newly established subsidiaries		2
Number of variable interest entities | entity			4
Number of wholly owned subsidiaries, operate the Pintec Business			5
Service-based share options
Effect the transfer of the Pintec Business to the Group
Options expiration period	10 years